THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2023 (Unaudited)

Schedule of Investments

Common Stock — 97.8%

	SHARES	VALUE

Argentina — 4.0%
MercadoLibre *	45,648	$56,514,506

Canada — 2.7%
Shopify, Cl A *	569,412	38,480,863

Germany — 1.6%
Zalando *	664,422	22,938,814

India — 8.3%
Asian Paints	698,231	28,671,201
HDFC Bank	1,752,796	35,188,586
Titan	1,453,059	53,071,468

		116,931,255

Japan — 4.4%
Keyence	120,100	53,826,141
Nihon M&A Center Holdings	1,542,000	8,812,048

		62,638,189

Netherlands — 9.0%
Adyen *	30,088	55,901,817
ASML Holding, Cl G	100,399	71,926,848

		127,828,665

Singapore — 1.9%
Sea ADR *	403,118	26,815,409

Switzerland — 3.5%
Sika	158,864	49,314,242

United Kingdom — 1.8%
Entain	1,400,575	24,912,372

United States — 60.6%
Airbnb, Cl A *	99,611	15,159,798
Align Technology *	85,878	32,452,437
Alphabet, Cl A *	332,590	44,141,345

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2023 (Unaudited)

Common Stock — continued

	SHARES	VALUE

United States — (continued)
Alphabet, Cl C *	65,489	$8,717,241
Amazon.com *	517,081	69,123,388
Aptiv *	292,426	32,017,723
Atlassian, Cl A *	170,140	30,955,272
Axon Enterprise *	143,877	26,751,051
Block, Cl A *	424,615	34,194,246
Cloudflare, Cl A *	476,721	32,784,103
Dexcom *	525,340	65,436,350
DoorDash, Cl A *	346,212	31,432,588
Edwards Lifesciences *	202,831	16,646,340
Entegris	344,840	37,832,396
iRhythm Technologies *	202,584	21,283,475
Lam Research	67,535	48,523,222
Netflix *	103,028	45,226,201
NIKE, Cl B	392,373	43,314,056
NVIDIA	123,242	57,589,754
Okta, Cl A *	465,737	35,796,546
Repligen *	135,681	23,277,432
Snowflake, Cl A *	182,664	32,461,219
Visa, Cl A	307,768	73,165,687

		858,281,870

Total Common Stock
(Cost $914,543,755)		1,384,656,185

Total Investments— 97.8%
(Cost $914,543,755)		$1,384,656,185

Percentages are based on Net Assets of $1,415,628,325.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

SAN-QH-001-2700

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